Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

24. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company accounts for fair value measurements in accordance with FASB ASC 820. FASB ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 does not require any new fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. FASB ASC 820 clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). FASB ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement and also clarifies the application of fair value measurement in a market that is not active.

FASB ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In accordance with FASB ASU 2010-06, the Company is required to disclose the significant amount of transfers in and out of Level 1, Level 2 and Level 3 fair value measurements and the reasons for such transfers. For the years ended December 31, 2011 and 2010, there were no transfers between levels of fair value measurements. FASB ASU 2010-06 also requires the Company to disclose its policy for recognizing the transfers between levels, which is to assume the transfer occurs at the beginning of the quarter in which the transfer is reported.

FASB ASC 820 requires the Company to disclose the fair value of financial assets on both a recurring and non-recurring basis. Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

	September 30,	September 30,	September 30,	September 30,
		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$12,079	$12,079	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	428,904	—	428,904	—
Other mortgage-backed securities	296	—	296	—
State and municipal obligations	48,785	—	48,785	—
Trust preferred securities	4,908	—	—	4,908
Corporate bonds	19,408	—	19,408	—
Other	665	665	—	—
Interest rate swaps	50,355	—	50,355	—
Interest rate floor	360	—	360	—
Liabilities:
Fair value interest rate swaps	4,489	—	4,489	—
Interest rate swaps	50,462	—	50,462	—
Interest rate floor	360	—	360	—

December 31, 2010
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$47,019	$47,019	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	328,487	—	328,487	—
Other mortgage-backed securities	6,137	—	6,137	—
State and municipal obligations	82,397	—	82,397	—
Trust preferred securities	5,642	—	—	5,642
Other	2,682	2,682	—	—
Interest rate swaps	56,637	—	56,637	—
Interest rate floor	344	—	344	—
Liabilities:
Fair value interest rate swaps	4,721	—	4,721	—
Interest rate swaps	58,779	—	58,779	—
Interest rate floor	344	—	344	—

Level 1 Valuation Techniques and Inputs

U.S. Treasury securities. The Company reports U.S. Treasury securities at fair value utilizing Level 1 inputs. These securities are priced using observable quotations for the indicated security.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company.

In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

U.S. Government agency securities. These securities are evaluated based on either a nominal spread basis for non-callable securities or on an option adjusted spread (“OAS”) basis for callable securities. The nominal spread and OAS levels are derived from observations of identical or comparable securities actively trading in the markets.

U.S. Government agency mortgage-backed securities. The Company’s agency mortgage-backed securities generally include fixed-rate agency mortgage-backed pools and adjustable-rate agency mortgage-backed pools.

Fixed-rate agency mortgage-backed pools are evaluated based on spreads to actively traded To-Be-Announced (“TBA”) and seasoned securities, the pricing of which is provided by inter-dealer brokers, broker dealers and other contributing firms active in trading the security class. Further delineation is made by weighted average coupon (“WAC”) and weighted average maturity (“WAM”) with spreads on individual securities relative to actively traded securities as determined and quality controlled using OAS valuations.

Adjustable-rate agency mortgage-backed pools are evaluated on a bond equivalent effective margin (“BEEM”) basis obtained from broker dealers and other contributing firms active in the market. BEEM levels are established for key sectors using characteristics such as month-to-roll, index, periodic and life caps and index margins and convertibility. Individual securities are then evaluated based on how their characteristics map to the sectors established.

Agency collateralized mortgage obligations (“CMOs”) are evaluated based on nominal spread and OAS values of securities with comparable tranche type, average life, average life variance and prepayment characteristics of the underlying collateral.

Other mortgage-backed securities. The Company’s other mortgage-backed securities consist of whole loan, non-agency CMOs. These securities are evaluated based on generic tranche and generic prepayment speed estimates of various types of collateral from contributing firms and broker/dealers in the whole loan CMO market.

State and municipal obligations. These securities are evaluated using information on identical or similar securities provided by market makers, broker/dealers and buy-side firms, new issue sales and bid-wanted lists. The individual securities are then priced based on mapping the characteristics of the security such as obligation type (general obligation, revenue, etc.), maturity, state discount and premiums, call features, taxability and other considerations.

Corporate bonds. The fair value measurements for corporate bonds consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit quality information and the bond’s terms and conditions, among other things. If relevant and observable prices are available, those valuations would be classified as Level 2. If prices are not available, other valuation techniques would be used and the item would be classified as Level 3.

Other securities. The other securities category is comprised primarily of money market mutual funds. Given the short maturity structure and the expectation that the investment can be redeemed at par value, the fair value of these investments is assumed to be the book value.

Interest rate swaps. The Company’s interest rate swaps, including fair value interest rate swaps and small exposures in interest rate caps and floors, are reported at fair value utilizing models provided by an independent third-party and observable market data. When entering into an interest rate swap agreement, the Company is exposed to fair value changes due to interest rate movements, and also the potential nonperformance of its contract counterparty. Interest rate swaps are evaluated based on a zero coupon LIBOR curve created from readily observable data on LIBOR, interest rate futures and the interest rate swap markets. The zero coupon curve is used to discount the projected cash flows on each individual interest rate swap. In addition, the Company has developed a methodology to value the nonperformance risk based on internal credit risk metrics and the unique characteristics of derivative instruments, which include notional exposure rather than principal at risk and interest payment netting. The results of this methodology are used to adjust the base fair value of the instrument for the potential counterparty credit risk. Interest rate caps and floors are evaluated using industry standard options pricing models and observed market data on LIBOR and Eurodollar option and cap/floor volatilities.

Level 3 Valuation Techniques and Inputs

Trust preferred securities. The trust preferred securities are evaluated based on whether the security is an obligation of a single issuer or part of a securitization pool. For single issuer obligations, the Company uses present value cash flow models which incorporate the contractual cash flow for each issue adjusted as necessary for any potential changes in amount or timing of cash flows. The cash flow model of a pooled issue incorporates anticipated loss rates and severities of the underlying collateral as well as credit support provided within the securitization. The cash flow model for the pooled issue owned by the Company at December 31, 2011 assumes no recovery on defaulted collateral, no recovery on securities in deferral and an additional 3.6% future default rate assumption on the remaining performing collateral every three years with no recovery rate.

For trust preferred securities, projected cash flows are discounted at a rate based on a trading group of similar securities quoted on the New York Stock Exchange (“NYSE”) or over-the-counter markets which is reviewed for market data points such as credit rating, maturity, price and liquidity. The Company indexes the market securities to a comparable maturity interest rate swap to determine the market spread, which is then used as the discount rate in the cash flow models. As of the reporting date, that market spreads were 6.25% and 17.5%, respectively, for the two trust preferred securities. The 17.5% discount rate is reflective of the single issuer that is currently deferring interest rate payments.

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2011 and 2010:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS — LEVEL 3

TRUST PREFERRED SECURITIES

	September 30,	September 30,
For the Years Ended December 31,	2011	2010
Balance, beginning of year	$5,642	$20,874
Total gains (losses), realized/unrealized:
Included in earnings (1)	(250)	(950)
Included in accumulated other comprehensive income (loss)	(484)	718
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	(15,000)
Transfers into Level 3	—	—

Balance, end of year	$4,908	$5,642

(1)	Amount included in net impairment losses on available for sale securities of the Consolidated statements of operations.

Certain assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures loans held for sale, impaired loans, SBA servicing assets, restricted equity investments and loans or bank properties transferred into other real estate owned at fair value on a non-recurring basis. At December 31, 2011 and 2010, these assets were valued in accordance with GAAP and the following table summarizes these assets requiring fair value disclosure under the provisions of FASB ASC 820.

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

	September 30,	September 30,	September 30,	September 30,	September 30,
		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Impaired loans	$82,031	$—	$—	$82,031	$(90,390)
Real estate owned	2,272	—	—	2,272	(666)

December 31, 2010
Assets:
Impaired loans	$152,263	$—	$—	$152,263	$(75,903)
Real estate owned	860	—	—	860	130

Under FASB ASC 310, collateral dependent impaired loans are based on the fair value of the underlying collateral which is based on appraisals. It is the policy of the Company to obtain a current appraisal or evaluation when a loan has been identified as non-performing. The type of appraisal obtained will be commensurate with the size and complexity of the loan. The resulting value will be adjusted for the potential cost of liquidation. New appraisals are obtained on an annual basis until the loan is repaid in full, liquidated or returns to performing status.

While the loan policy dictates that a loan be assigned to the special assets department when it is placed on non-accrual status, there is a need for loan officers to consistently and accurately determine collateral values when a loan is initially designated as criticized or classified. The most effective means of determining the fair value of real estate collateral at a point in time is by obtaining a current appraisal or evaluation of the property. In anticipation of the receipt of a current appraisal or evaluation, the Company has provided for an alternative and interim means of determining the fair value of the real estate collateral.

The most recent appraised or reported value of the collateral securing a loan, net of a discount, is the Company’s basis for determining fair value. The discount is based on the age of the existing appraisal or evaluation and on the nature of the property. Values developed from the discounting of real estate and equipment collateral will be subject to a further 10% discount for the cost of liquidation based on the net value of the collateral.

The following steps are taken to determine the fair value of commercial real estate securing a loan that will be potentially subject to impairment:

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal

Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary appraisal

Loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal

An evaluation report, as defined by the OCC, is a written report prepared by an appraiser that describes the real estate collateral, its condition, current and projected uses and sources of information used in the analysis, and provides an estimate of value in situations when an appraisal is not required.

A restricted use appraisal report is defined as a written report prepared under the Uniform Standards of Professional Appraisal Practice (“USPAP”). A restricted use appraisal is for the Company’s use only and contains a brief statement of information significant to the solution of the appraisal problem. This report can be used for ongoing collateral monitoring.

A summary form appraisal report is defined as a written report prepared under the USPAP which contains a detailed summary of all information significant to the solution of the appraisal problem. This report is more detailed than a restricted use report and provides sufficient information to enable the user to understand the rationale for the opinions and conclusions in the report.

On a quarterly basis, or more frequently as necessary, the Company will review the circumstances of each collateral dependent loan and real estate owned property. A collateral dependent loan is defined as one that relies solely on the operation or the sale of the collateral for repayment. Adjustments to any specific reserve relating to a collateral shortfall, as compared to the outstanding loan balance, will be made if justified by appraisals, market conditions or current events concerning the credit.

All appraisals received which are utilized to determine valuations for criticized and classified loans or properties placed in real estate owned are provided under an “as is value”. Partially charged off loans are measured for impairment upon receipt of an updated appraisal based on the relationship between the remaining balance of the charged down loan and the discounted appraised value. Such loans will remain on non-accrual status unless performance by the borrower warrants a return to accrual status. Recognition of non-accrual status occurs at the time a loan can no longer support principal and interest payments in accordance with the original terms and conditions of the loan documents. When impairment is determined, a specific reserve reflecting any calculated shortfall between the value of the collateral and the outstanding balance of the loan is recorded. Subsequent adjustments, prior to receipt of a new appraisal, to any specific reserve relating will be made if justified by market conditions or current events concerning the credit. If an internal discount-based evaluation is being used, the discount percentage may be adjusted to reflect market changes, changes to the collateral value of similar credits or circumstances of the individual credit itself. The amount of charge off is determined by calculating the difference between the current loan balance and the current collateral valuation, plus estimated cost to liquidate.

Impaired loan fair value measurements are based upon unobservable inputs, and therefore, are categorized as a Level 3 measurement. Specific reserves were calculated for impaired loans with an aggregate carrying amount of $24.1 million and $94.7 million at December 31, 2011 and 2010, respectively. The collateral underlying these loans had a fair value of $18.7 million and $73.6 million, including a specific reserve in the allowance for loan losses of $5.4 million and $21.1 million at December 31, 2011 and 2010, respectively. There were charge-offs of $20.6 million and $16.8 million during the year ended December 31, 2011 and 2010, respectively. No specific reserve was calculated for impaired loans with an aggregate carrying amount of $63.3 million and $78.7 million at December 31, 2011 and 2010, respectively, as the underlying collateral was not below the carrying amount; however, these loans did include charge-offs of $64.4 million and $38.0 million during the year ended December 31, 2011 and 2010, respectively.

Once a loan is determined to be uncollectible, the underlying collateral is repossessed and reclassified as real estate owned. The balance of other real estate owned also includes bank properties transferred from operations. These assets are carried at lower of cost or fair value of the collateral, less cost to sell. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of comparable properties included in the appraisal, and known changes in the market and the collateral. During the year ended December 31, 2011, the Company recorded a decrease in fair value of $406 thousand on five bank properties and $260 thousand on two commercial properties. During the year ended December 31, 2010, the Company recorded a decrease in fair value of $130 thousand on two bank properties. The adjustments to the residential property were based upon observable inputs, such as quoted prices for similar assets in active markets and were therefore, categorized as a Level 2 measurement. The adjustments to the bank and commercial properties were based upon unobservable inputs, and therefore categorized as Level 3 measurements. Total real estate owned measured at fair value at December 31, 2011 and 2010 was $2.3 million and $860 thousand, respectively.

The SBA servicing assets are reviewed for impairment in accordance with FASB ASC 860, Transfers and Servicing . Because loans are sold individually and not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the SBA servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based prepayment assumptions. A valuation allowance is recorded for the amount by which the carrying amount of the servicing asset exceeds the calculated fair value. The Company had a valuation allowance of $23 thousand on its SBA servicing assets at December 31, 2011 and 2010, respectively.

In accordance with ASC 825-10-50-10, Fair Value of Financial Instruments (“FASB ASC 825-10-50-10”), the Company is required to disclose the fair value of its financial instruments. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a distressed sale. Fair value is best determined using observable market prices; however, for many of the Company’s financial instruments, no quoted market prices are readily available. In instances where quoted market prices are not readily available, fair value is determined using cash flow models or other techniques appropriate for the particular instrument. These techniques involve some degree of judgment and, as a result, are not necessarily indicative of the amounts the Company would realize in a current market exchange. Utilizing different assumptions or estimation techniques may have a material effect on the estimated fair value.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

	September 30,	September 30,	September 30,	September 30,
December 31,	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$68,773	$68,773	$36,522	$36,522
Interest-earning bank balances	51,049	51,049	150,704	150,704
Investment securities available for sale	515,545	515,545	472,864	472,864
Investment securities held to maturity	1,344	1,413	3,039	3,155
Loans receivable, net	2,215,785	2,031,013	2,453,457	2,223,752
Loans held-for-sale	23,192	23,287	13,824	13,510
Hedged commercial loans (1)	33,670	38,148	39,669	44,372
Restricted equity investments	15,826	15,826	17,590	17,590
Interest rate swaps	50,355	50,355	56,637	56,637
Interest rate floor	360	360	344	344

Liabilities:
Demand deposits	1,772,386	1,797,554	1,862,940	1,884,033
Savings deposits	262,044	264,469	279,086	281,512
Time deposits	633,547	638,036	798,434	810,299
Federal funds purchased	—	—	—	—
Securities sold under agreements to repurchase — customers	5,668	5,668	6,307	6,307
Advances from FHLBNY	2,733	3,017	3,999	4,287
Securities sold under agreements to repurchase — FHLBNY	15,000	15,382	15,000	16,050
Junior subordinated debentures	92,786	46,973	92,786	47,730
Fair value interest rate swaps	4,489	4,489	4,721	4,721
Interest rate swaps	50,462	50,462	58,779	58,779
Interest rate floor	360	360	344	344

(1)

Includes positive market value adjustment of $4.5 million and $4.7 million at December 31, 2011 and December 31, 2010, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Cash and cash equivalents. For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investment securities. For investment securities, fair values are based on a combination of quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded and pricing models, discounted cash flow methodologies, or similar techniques that may contain unobservable inputs that are supported by little or no market activity and require significant judgment.

Loans receivable. The fair value of loans receivable is estimated using a discounted cash flow analysis. Projected future cash flows are calculated using loan characteristics, and assumptions of voluntary and involuntary prepayment speeds. Projected cash flows are prepared using discount rates believed to represent current market rates.

Hedged commercial loans. The hedged commercial loans are one component of a declared hedging relationship as defined under FASB ASC 815. The Interest Rate Swap component of the declared hedging relationship is carried at their fair value and the carrying value of the commercial loans includes a similar change in fair values.

Restricted equity securities. Ownership in equity securities of FRB, FHLBNY, and Atlantic Central Bankers Bank is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.

Interest rate swaps/floors and fair value interest rate swaps. The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models with the primary input being readily observable market parameters, specifically the LIBOR swap curve. In addition, the Company incorporates a qualitative fair value adjustment related to credit quality variations between counterparties as required by FASB ASC 820.

Demand deposits, savings deposits and time deposits. The fair value of demand deposits and savings deposits is determined by projecting future cash flows using an estimated economic life based on account characteristics. The resulting cash flow is discounted using rates available on alternative funding sources. The fair value of time deposits is estimated using the rate and maturity characteristics of the deposits to estimate their cash flow. This cash flow is discounted at rates for similar term wholesale funding.

Federal funds purchased. The carrying amount is a reasonable estimate of fair value.

Securities sold under agreements to repurchase — customer. The fair value is estimated to be the amount payable at the reporting date.

Securities sold under agreements to repurchase — FHLBNY and FHLBNY advances. The fair value was estimated by determining the cost or benefit for early termination of the individual borrowing.

Junior subordinated debentures. The fair value was estimated by discounting approximate cash flows of the borrowings by yields estimating the fair value of similar issues.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amount presented herein.